CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 4,064,501	$ 1,895,028
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Decrease (Increase) in other assets	1,708,574	(205,500)
Increase in accrued interest payable	(133,558)	(143,859)
Net cash provided by operating activities	7,675,091	5,845,202
Cash Flows from Investing Activities
Purchases of available for sale securities	(50,213,584)	(76,612,719)
Proceeds from calls and maturities of available for sale securities	41,274,632	62,988,659
Loan payments	(11,026,356)	(9,898,804)
Net cash used in investing activities	(10,434,793)	(18,196,390)
Cash Flows from Financing Activities
Repurchase of common stock	(1,594,912)	(398,316)
Dividends	(1,831,241)	(1,860,431)
Net cash provided by (used in) financing activities	34,812,891	(14,540,450)
Net increase (decrease) in cash and cash equivalents	32,053,189	(26,891,638)
Cash and cash equivalents:
Beginning	39,361,409	66,253,047
Ending	71,414,598	39,361,409
First Clover Leaf Financial Corp.
Cash Flows from Operating Activities
Net income	4,064,501	1,895,028
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of subsidiary	(4,376,837)	(2,187,363)
Premiums and discounts on subordinated debentures		25,728
Decrease (Increase) in other assets	28,390	(315,747)
Increase in accrued interest payable	148	440
Increase (decrease) in other liabilities	21,195	(23,137)
Net cash provided by operating activities	(262,603)	(605,051)
Cash Flows from Investing Activities
Purchases of available for sale securities	(2,999,983)	(5,499,999)
Proceeds from calls and maturities of available for sale securities	2,999,983	5,499,999
Loan payments	14,138	10,881
Net cash used in investing activities	14,138	10,881
Cash Flows from Financing Activities
Repayment of ESOP loan		41,237
Repurchase of common stock	(1,594,912)	(398,316)
Dividends	(1,831,241)	(1,860,431)
Net cash provided by (used in) financing activities	(3,426,153)	(2,217,510)
Net increase (decrease) in cash and cash equivalents	(3,674,618)	(2,811,680)
Cash and cash equivalents:
Beginning	4,497,942	7,309,622
Ending	$ 823,324	$ 4,497,942